UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

Deutsche Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2014 (Unaudited)

Deutsche Global Growth Fund
	Shares	Value ($)
Common Stocks 95.8%
Belgium 1.0%
Anheuser-Busch InBev NV (Cost $6,224,965)	65,000	7,620,821
Bermuda 0.7%
Lazard Ltd. "A" (Cost $2,532,978)	101,109	5,209,136
Brazil 0.5%
Estacio Participacoes SA (Cost $3,849,721)	370,000	4,023,355
Canada 4.8%
Agnico Eagle Mines Ltd.	125,000	2,936,250
Alimentation Couche-Tard, Inc. "B"	170,000	6,018,883
Brookfield Asset Management, Inc. "A"	164,000	8,242,294
Canadian Pacific Railway Ltd.	37,000	7,134,120
Goldcorp, Inc.	90,000	1,767,600
Quebecor, Inc. "B"	215,913	5,851,301
SunOpta, Inc.*	469,785	5,604,535

(Cost $31,071,298)		37,554,983
China 0.7%
Minth Group Ltd. (Cost $3,578,867)	2,493,576	5,235,861
Cyprus 0.3%
Prosafe SE (b)	51,781	169,444
Prosafe SE (b)	564,911	1,844,376

(Cost $5,837,359)		2,013,820
Finland 0.7%
Cramo Oyj	168,715	2,500,582
Stora Enso Oyj "R"	380,000	3,359,797

(Cost $6,839,318)		5,860,379
France 1.2%
Airbus Group NV	61,500	3,741,141
Pernod-Ricard SA	47,000	5,577,009

(Cost $9,624,211)		9,318,150
Germany 5.3%
adidas AG	59,000	4,732,985
BASF SE	37,000	3,359,955
Bayer AG (Registered)	19,000	2,858,868
Fresenius Medical Care AG & Co. KGaA	148,000	10,929,235
Lanxess AG	94,000	4,669,894
Patrizia Immobilien AG	231,082	3,267,563
United Internet AG (Registered)	185,589	8,177,846
Vib Vermoegen AG	199,411	3,498,370

(Cost $35,813,991)		41,494,716
Hong Kong 3.0%
K Wah International Holdings Ltd.	8,784,823	5,213,652
Michael Kors Holdings Ltd.*	38,000	2,914,980
Playmates Toys Ltd.	9,515,671	2,179,071
REXLot Holdings Ltd. (a)	51,017,136	4,393,359
Sun Hung Kai & Co., Ltd.	4,439,131	3,305,115
Techtronic Industries Co., Ltd.	1,815,719	5,810,871

(Cost $23,458,185)		23,817,048
Indonesia 1.2%
PT Arwana Citramulia Tbk	49,638,792	3,711,097
PT Multipolar Tbk	73,864,863	5,576,052

(Cost $7,548,100)		9,287,149
Ireland 3.2%
C&C Group PLC	537,811	2,522,353
Kerry Group PLC "A"	70,000	5,196,982
Paddy Power PLC (b)	61,389	4,762,235
Paddy Power PLC (b)	8,014	618,096
Ryanair Holdings PLC (ADR)* (a)	107,204	6,742,060
Shire PLC	75,000	5,349,120

(Cost $20,878,890)		25,190,846
Italy 1.4%
Prysmian SpA	209,506	3,759,459
Sorin SpA*	750,000	1,798,579
Unipol Gruppo Finanziario SpA	1,000,000	5,124,212

(Cost $9,423,934)		10,682,250
Japan 4.3%
Ai Holdings Corp.	224,550	4,562,303
Avex Group Holdings, Inc. (a)	252,218	3,590,183
Kusuri No Aoki Co., Ltd.	166,160	8,164,387
MISUMI Group, Inc.	100,286	3,218,637
Nippon Seiki Co., Ltd.	333,891	6,511,522
United Arrows Ltd.	87,383	2,410,516
Universal Entertainment Corp.	216,396	3,211,919
UT Holdings Co., Ltd. (a)	423,124	1,823,719

(Cost $28,954,639)		33,493,186
Luxembourg 0.6%
Eurofins Scientific (Cost $4,222,242)	18,000	4,362,182
Malaysia 1.3%
Hartalega Holdings Bhd.	2,574,951	5,178,621
IHH Healthcare Bhd.	1,600,000	2,327,587
Tune Ins Holdings Bhd.	4,876,356	2,753,743

(Cost $8,849,759)		10,259,951
Netherlands 2.6%
Brunel International NV	178,134	3,387,021
Constellium NV "A"* (c)	287,021	4,520,581
ING Groep NV (CVA)*	270,000	3,944,951
SBM Offshore NV*	316,385	4,255,746
Sensata Technologies Holding NV* (a) (c)	84,127	4,170,175

(Cost $24,250,992)		20,278,474
Norway 0.3%
DNO ASA* (Cost $2,168,854)	1,100,000	2,501,352
Panama 1.5%
Banco Latinoamericano de Comercio Exterior SA "E"	187,841	6,046,602
Copa Holdings SA "A" (a)	50,000	5,595,500

(Cost $10,185,646)		11,642,102
Philippines 1.0%
Alliance Global Group, Inc.	7,730,051	4,263,148
Metropolitan Bank & Trust Co.	1,900,000	3,509,172

(Cost $7,545,402)		7,772,320
Singapore 0.7%
Lian Beng Group Ltd. (Cost $4,108,542)	11,200,488	5,675,054
Spain 0.5%
Mediaset Espana Comunicacion SA* (Cost $3,462,904)	300,000	3,677,165
Sweden 2.3%
Assa Abloy AB "B"	107,000	5,813,344
Atlas Copco AB "A"	180,000	5,193,866
Svenska Cellulosa AB "B"	300,000	7,074,498

(Cost $17,606,329)		18,081,708
Switzerland 2.3%
Dufry AG (Registered)*	30,022	4,768,874
Nestle SA (Registered)	108,000	8,109,199
Novartis AG (Registered)	27,000	2,612,661
Swatch Group AG (Bearer)	5,000	2,468,753

(Cost $16,839,978)		17,959,487
Taiwan 0.4%
Kinpo Electronics, Inc.* (Cost $2,513,056)	6,247,657	2,789,174
Thailand 0.2%
Malee Sampran PCL (Foreign Registered) (Cost $4,026,046)	2,085,552	1,857,847
United Kingdom 10.1%
Anglo American PLC	264,000	5,443,981
Arrow Global Group PLC	1,091,509	4,275,468
AVEVA Group PLC	102,000	2,299,113
Babcock International Group PLC	362,656	6,435,815
British American Tobacco PLC	60,000	3,555,486
Clinigen Healthcare Ltd.*	346,957	2,980,073
Crest Nicholson Holdings PLC	854,958	4,790,874
Domino's Pizza Group PLC	420,249	4,566,155
Halma PLC	220,000	2,300,668
Hargreaves Lansdown PLC	229,589	3,494,553
HellermannTyton Group PLC	742,892	3,328,681
Howden Joinery Group PLC	653,891	3,990,093
IG Group Holdings PLC	389,576	4,125,630
IMI PLC	145,000	2,673,160
Intertek Group PLC	65,000	2,368,924
Jardine Lloyd Thompson Group PLC	184,838	2,569,244
John Wood Group PLC	335,958	3,098,974
Monitise PLC* (a)	2,581,893	1,302,540
Polypipe Group PLC	938,923	3,514,664
Reckitt Benckiser Group PLC	44,000	3,612,047
Rotork PLC	99,364	3,410,508
Spirax-Sarco Engineering PLC	110,753	4,932,998

(Cost $79,223,919)		79,069,649
United States 43.7%
Actavis PLC* (a)	25,000	6,765,250
Advance Auto Parts, Inc.	36,799	5,412,397
Affiliated Managers Group, Inc.*	25,005	5,090,768
Agilent Technologies, Inc.	50,000	2,137,000
Allergan, Inc.	24,000	5,133,360
Alliance Data Systems Corp.*	18,000	5,145,660
Altra Industrial Motion Corp. (a)	71,745	2,197,549
Amgen, Inc.	40,000	6,612,400
Amphenol Corp. "A" (a)	175,000	9,385,250
BE Aerospace, Inc.*	37,915	2,952,441
Biogen Idec, Inc.*	6,000	1,846,140
BorgWarner, Inc.	72,730	4,113,609
Bristol-Myers Squibb Co.	91,000	5,373,550
Cardtronics, Inc.* (a)	118,930	4,657,299
Casey's General Stores, Inc. (a)	54,688	4,578,479
Cerner Corp.*	68,000	4,379,200
Colfax Corp.* (a)	106,000	5,462,180
Danaher Corp.	60,000	5,013,600
DigitalGlobe, Inc.*	89,437	2,415,693
DIRECTV*	58,000	5,087,180
eBay, Inc.*	98,000	5,378,240
Ecolab, Inc.	51,000	5,556,450
Encore Capital Group, Inc.* (a)	115,809	4,969,364
Express Scripts Holding Co.*	110,000	9,146,500
Exxon Mobil Corp.	58,000	5,251,320
Fox Factory Holding Corp.* (a)	237,916	3,261,828
Gentherm, Inc.*	106,321	4,007,239
Hain Celestial Group, Inc.*	40,748	4,613,489
HeartWare International, Inc.* (a)	36,571	2,689,066
Jack in the Box, Inc.	62,647	4,667,202
JPMorgan Chase & Co.	120,000	7,219,200
Kindred Healthcare, Inc.	186,132	3,702,166
Las Vegas Sands Corp.	99,000	6,305,310
Manitowoc Co., Inc. (a)	144,581	2,911,861
MasTec, Inc.*	135,000	3,253,500
MasterCard, Inc. "A"	100,000	8,729,000
Middleby Corp.*	64,533	6,171,936
Molina Healthcare, Inc.* (a)	101,970	5,212,706
Monster Beverage Corp.*	57,000	6,392,550
Nielsen NV (a)	110,000	4,594,700
Noble Energy, Inc.	145,000	7,131,100
Oaktree Capital Group LLC	107,039	4,956,976
Oil States International, Inc.*	53,337	2,658,849
Omnicare, Inc.	65,000	4,570,800
Pacira Pharmaceuticals, Inc.*	29,670	2,786,903
Pall Corp. (a)	70,000	6,727,700
Polaris Industries, Inc. (a)	35,267	5,526,692
Praxair, Inc.	68,000	8,729,840
Primoris Services Corp. (a)	94,979	2,483,701
Providence Service Corp.* (a)	138,546	5,421,305
PTC, Inc.*	90,604	3,539,898
Retrophin, Inc.*	202,956	2,049,856
Roadrunner Transportation Systems, Inc.* (a)	162,948	3,667,959
Schlumberger Ltd.	58,000	4,985,100
Sinclair Broadcast Group, Inc. "A" (a)	141,230	4,118,267
Taser International, Inc.* (a)	87,419	1,877,760
Tenneco, Inc.*	87,132	4,735,624
The Travelers Companies, Inc.	44,000	4,595,800
Thermon Group Holdings, Inc.*	111,218	2,690,363
Thoratec Corp.*	144,393	4,503,618
TiVo, Inc.* (a)	223,135	2,717,784
TriNet Group, Inc.* (a)	137,124	4,341,346
Tristate Capital Holdings, Inc.*	268,907	2,715,961
United Rentals, Inc.*	53,787	6,094,605
United Technologies Corp.	52,000	5,724,160
Urban Outfitters, Inc.*	122,565	3,961,301
VeriFone Systems, Inc.*	114,822	4,094,553
WABCO Holdings, Inc.*	47,739	4,898,976
Waddell & Reed Financial, Inc. "A"	92,440	4,444,515
Western Digital Corp.	89,753	9,268,792
Zeltiq Aesthetics, Inc.* (a)	185,454	5,075,876
Zoe's Kitchen, Inc.* (a)	71,165	2,250,949

(Cost $275,074,916)		341,139,561

Total Common Stocks (Cost $655,715,041)		747,867,726
Participatory Notes 0.8%
India 0.6%
Housing Development Finance Corp., Ltd.(issuer Merrill Lynch International), Expiration Date 8/19/2015 (Cost $3,588,276)	235,000	4,395,339
Nigeria 0.2%
Zenith Bank PLC (issuer Merrill Lynch International), Expiration Date 8/21/2015 (Cost $1,958,100)	14,500,000	1,666,427

Total Participatory Notes (Cost $5,546,376)		6,061,766

	Principal Amount ($)	Value ($)
Other Investments 0.2%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	1,750,261

	Shares	Value ($)
Securities Lending Collateral 9.3%
Daily Assets Fund Institutional, 0.09% (d) (e) (Cost $72,940,683)	72,940,683	72,940,683
Cash Equivalents 2.9%
Central Cash Management Fund, 0.06% (d) (Cost $22,643,359)	22,643,359	22,643,359

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $756,845,459) †	109.0	851,263,795
Other Assets and Liabilities, Net	(9.0)	(70,419,547)

Net Assets	100.0	780,844,248

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $762,171,132.  At November 30, 2014, net unrealized appreciation for all securities based on tax cost was $89,092,663.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $139,154,292 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $50,061,629.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2014 amounted to $70,218,888, which is 9.0% of net assets.

(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen (Certificate of Stock)
MSCI: Morgan Stanley Capital International
At November 30, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

Mini MSCI Emerging Market	USD	12/19/2014	40	1,996,600	(131,500)
Nikkei 225 Index	USD	12/11/2014	95	8,298,250	408,144
Total net unrealized appreciation					276,644

Currency Abbreviation

USD	United States Dollar

At November 30, 2014 the Deutsche Global Growth Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Participatory Notes & Other Investments
Industrials	165,049,984	21.9%
Consumer Discretionary	142,320,992	18.8%
Health Care	115,802,622	15.3%
Financials	104,634,055	13.8%
Consumer Staples	80,498,565	10.7%
Information Technology	73,382,665	9.7%
Materials	42,094,609	5.6%
Energy	31,896,261	4.2%
Total	755,679,753	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$7,620,821	$—	$7,620,821
Bermuda	5,209,136	—	—	5,209,136
Brazil	4,023,355	—	—	4,023,355
Canada	37,554,983	—	—	37,554,983
China	—	5,235,861	—	5,235,861
Cyprus	—	2,013,820	—	2,013,820
Finland	—	5,860,379	—	5,860,379
France	—	9,318,150	—	9,318,150
Germany	—	41,494,716	—	41,494,716
Hong Kong	2,914,980	20,902,068	—	23,817,048
Indonesia	—	9,287,149	—	9,287,149
Ireland	6,742,060	18,448,786	—	25,190,846
Italy	—	10,682,250	—	10,682,250
Japan	—	33,493,186	—	33,493,186
Luxembourg	—	4,362,182	—	4,362,182
Malaysia	—	10,259,951	—	10,259,951
Netherlands	8,690,756	11,587,718	—	20,278,474
Norway	—	2,501,352	—	2,501,352
Panama	11,642,102	—	—	11,642,102
Philippines	—	7,772,320	—	7,772,320
Singapore	—	5,675,054	—	5,675,054
Spain	—	3,677,165	—	3,677,165
Sweden	—	18,081,708	—	18,081,708
Switzerland	—	17,959,487	—	17,959,487
Taiwan	—	2,789,174	—	2,789,174
Thailand	—	1,857,847	—	1,857,847
United Kingdom	—	79,069,649	—	79,069,649
United States	341,139,561	—	—	341,139,561
Participatory Notes (f)	—	6,061,766	—	6,061,766
Other Investments	1,750,261	—	—	1,750,261
Short-Term Investments (f)	95,584,042	—	—	95,584,042
Derivatives (g)
Futures Contracts	408,144	—	—	408,144

Total	$515,659,380	$336,012,559	$—	$851,671,939

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(131,500)	$—	$—	$(131,500)

Total	$(131,500)	$—	$—	$(131,500)

There have been no transfers between fair value measurement levels during the period ended November 30, 2014.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$276,644

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Growth Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2015